Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Lytus Technologies Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India	India
Shareholding and Voting Power %	100.00%	100.00%	100.00%
Sri Sai Cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India	India
Shareholding and Voting Power %	51.00%	51.00%
Lytus Technologies Inc. [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	United States	United States
Shareholding and Voting Power %		100.00%
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation		India
Shareholding and Voting Power %
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	United States	United States
Shareholding and Voting Power %		75.00%	75.00%